Commitments and Contingencies - Summary of Future Minimum Lease Payments Required under Operating Leases that Have Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail)
$ in Thousands
Dec. 31, 2015 USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
2016	$ 214
2017	143
2018	137
2019	134
Thereafter	468
Total	$ 1,096